Note 14 - Other Financial Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Gains (losses) on available-for-sale financial assets	$ 500	$ 4,700
Other comprehensive income, net of tax, available-for-sale financial assets	(300)	(500)
Net gains (losses) on change in fair value of derivatives	1,200	300
Futures contract [member]
Statement Line Items [Line Items]
Derivative financial assets	0	2,000
Foreign exchange derivatives, Mexican pesos [member]
Statement Line Items [Line Items]
Notional amount	$ 26,000
Average exercise rate	19.75
Foreign exchange swaps, Mexican pesos [member]
Statement Line Items [Line Items]
Notional amount	$ 1,000
Average exercise rate	19.5
Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Derivative financial assets	$ 982
Net gains (losses) on change in fair value of derivatives	$ 3,000